Document and Entity Information	Feb. 09, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001494904
Document Type	8-K
Document Period End Date	Feb. 09, 2022
Entity Registrant Name	GLOBAL INDEMNITY GROUP, LLC
Entity Incorporation State Country Code	DE
Entity File Number	001-34809
Entity Tax Identification Number	85-2619578
Entity Address, Address Line One	Three Bala Plaza East
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Bala Cynwyd
Entity Address, Country	PA
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19004
City Area Code	(610)
Local Phone Number	664-1500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Shares, no par value
Trading Symbol	GBLI
Security Exchange Name	NYSE
Senior Subordinated Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.875% Subordinated Notes due 2047
Trading Symbol	GBLL
Security Exchange Name	NYSE